TAXES ON INCOME	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 11:-	TAXES ON INCOME

Reconciliation of the theoretical income tax expense to the actual income tax expense:

For the six months period ended June 30, 2025 and 2024 the main differences between the theoretical tax expenses (statutory tax rate of 23%) and the actual tax expenses are tax benefits arising from "Preferred enterprises" and non-deductible items and others.